Available-for-sale financial assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Available-for-sale financial assets
28	Available-for-sale financial assets

	2017 RMB million	2016 RMB million
Available-for-sale financial assets
- Listed shares	85	88
- Non-tradable shares	537	411

	622	499

Dividend income from available-for-sale financial assets of the Group amounted to RMB17 million during the year ended December 31, 2017 (2016: RMB13 million, 2015: RMB3 million).